Consolidated Statements of Members' Equity (FY) (Parenthetical) - USD ($) $ in Millions		12 Months Ended
	Oct. 28, 2016	Sep. 30, 2017
OneWater LLC [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance costs	$ 2.1	$ 2.1